Provisions - Narrative (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Disclosure of other provisions [line items]
Total decommissioning costs expected to be incurred | €		€ 12,451	€ 12,451
Government grant liability
Disclosure of other provisions [line items]
Risk adjusted discount rate (in percent)		3.90%	3.30%
Decommissioning liability
Disclosure of other provisions [line items]
Risk adjusted discount rate (in percent)		3.90%	3.30%
Amounts adjusted to property, plant and equipment | $	$ 3,656